RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - Other related parties - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Revenue from related party transactions	$ 358	$ 367	$ 413
Accounts receivable	64	97
Accounts payable and other	106	47
Construction services
Disclosure of transactions between related parties [line items]
Revenue from related party transactions	357	359	413
Business services
Disclosure of transactions between related parties [line items]
Revenue from related party transactions	$ 1	$ 8	$ 0